Financial Royalty Assets, Net (Tables)	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Summary of Financial Royalty Assets, Net

The gross carrying value, cumulative allowance for changes in expected cash flows, exclusive of the allowance for credit losses, and net carrying value for the current and non-current portion of financial royalty assets as of March 31, 2021 and December 31, 2020 are as follows (in thousands):

March 31, 2021	Estimated royalty duration (a)	Gross carrying value	Cumulative allowance for changes in expected cash flows (Note 7)	Net carrying value (e)
Cystic fibrosis franchise	2037 (b)	$5,292,904	$(53,092)	$5,239,812
Tysabri	(c)	1,967,974	(114,354)	1,853,620
Imbruvica	2027-2029	1,416,270	(110,285)	1,305,985
Xtandi	2027-2028	1,136,270	(188,417)	947,853
Evrysdi	2030-2035 (d)	688,189	—	688,189
Promacta	2025-2028	658,287	—	658,287
Other	2020-2039	3,517,660	(730,280)	2,787,380

Total		$14,677,554	$(1,196,428)	$13,481,126

Less: Cumulative allowance for credit losses (Note 7)				(359,658)

Total financial royalty assets, net				$13,121,468

a)

Dates shown represent management’s estimates of when a royalty will substantially end, which may depend on our estimates of patent expiration dates (which may include estimated patent term extensions) or other factors and may vary by geography. Royalty expiration dates can change due to patent, regulatory, commercial or other developments. There can be no assurances that our royalties will expire when expected.

b)	Royalty is perpetual; year shown represents Trikafta expected patent expiration and potential sales decline based on generic entry.
c)

Under terms of the agreement, RPIFT acquired a perpetual royalty on net sales of Tysabri. Management has applied an end date of 2031 for purposes of accreting income over the royalty term, which is periodically reviewed.

d)	Key patents on Evrysdi in the United States expire in 2035, but our royalty will cease when aggregate royalties paid to us equal $1.3 billion.
e)

The net carrying value by asset is presented before the allowance for credit losses. Refer to Note 7—Cumulative Allowance and the Provision for Changes in Expected Cash Flows from Financial Royalty Assets for additional information.

December 31, 2020	Estimated royalty duration (a)	Gross carrying value	Cumulative allowance for changes in expected cash flows (Note 7)	Net carrying value (e)
Cystic fibrosis franchise	2037 (b)	$5,274,896	$—	$5,274,896
Tysabri	(c)	2,003,797	(112,720)	1,891,077
Imbruvica	2027-2029	1,406,291	(46,872)	1,359,419
Xtandi	2027-2028	1,150,335	(145,565)	1,004,770
Promacta	2025-2027	686,129	—	686,129
Evrysdi	2030-2035 (d)	675,440	—	675,440
Other	2020-2039	3,022,213	(634,950)	2,387,263

Total		$14,219,101	$(940,107)	$13,278,994

Less: Cumulative allowance for credit losses (Note 7)				(323,717)

Total financial royalty assets, net				$12,955,277

a)

Dates shown represent management’s estimates of when a royalty will substantially end, which may depend on our estimates of patent expiration dates (which may include estimated patent term extensions) or other factors and may vary by geography. Royalty expiration dates can change due to patent, regulatory, commercial or other developments. There can be no assurances that our royalties will expire when expected.

b)	Royalty is perpetual; year shown represents Trikafta expected patent expiration and potential sales decline based on generic entry.
c)

Under terms of the agreement, RPIFT acquired a perpetual royalty on net sales of Tysabri. Management has applied an end date of 2031 for purposes of accreting income over the royalty term, which is periodically reviewed by the management.

d)	Key patents on Evrysdi in the United States expire in 2035, but our royalty will cease when aggregate royalties paid to us equal $1.3 billion.
e)

The net carrying value by asset is presented before the allowance for credit losses. Refer to Note 7—Cumulative Allowance and the Provision for Changes in Expected Cash Flows from Financial Royalty Assets for additional information.

The gross carrying value, cumulative allowance for changes in expected cash flows, exclusive of the allowance for credit losses, and net carrying value for the current and non-current portion of financial royalty assets at December 31, 2020 and December 31, 2019 are as follows (in thousands):

December 31, 2020	Estimated royalty duration (a)	Gross carrying value	Cumulative allowance for changes in expected cash flows (Note 7)	Net carrying value (d)
Cystic fibrosis franchise	2037 (b)	$5,274,896	$—	$5,274,896
Tysabri	(c)	2,003,797	(112,720)	1,891,077
Imbruvica	2027—2029	1,406,291	(46,872)	1,359,419
Xtandi	2027—2028	1,150,335	(145,565)	1,004,770
Promacta	2025—2027	686,129	—	686,129
Evrysdi	2030—2035 (e)	675,440	—	675,440
Other	2020—2039	3,022,213	(634,950)	2,387,263

Total		$14,219,101	$(940,107)	$13,278,994

Less: Cumulative allowance for credit losses (Note 7)				(323,717)

Total financial royalty assets, net				$12,955,277

a)

Dates shown represent management’s estimates of when a royalty will substantially end, which may depend on patent expiration dates (which may include patent term extensions) or other factors and may vary by geography. Royalty expiration dates can change due to patent, regulatory, commercial or other developments. There can be no assurances that our royalties will expire when expected.

b)	Royalty is perpetual; year shown represents Trikafta expected patent expiration and potential sales decline based on generic entry.
c)

Under terms of the agreement, RPIFT acquired a perpetual royalty on net sales of Tysabri. Management has applied an end date of 2031 for purposes of accreting income over the royalty term, which is periodically reviewed.

d)

The net carrying value by asset is presented before the allowance for credit losses. Refer to Note 7-Cumulative Allowance and the Provision for Changes in Expected Cash Flows from Financial Royalty Assets for additional information.

e)	Key patents on Evrysdi in the United States expire in 2035, but our royalty will cease when aggregate royalties paid to us equal $1.3 billion.

December 31, 2019	Estimated royalty duration (a)	Gross carrying value	Cumulative allowance for changes in expected cash flows (Note 7)	Net carrying value
Cystic fibrosis franchise (d)	2037 (b)	$4,639,045	$—	$4,639,045
Tysabri	(c)	2,131,272	(71,789)	2,059,483
Imbruvica	2027—2029	1,332,077	—	1,332,077
Xtandi	2027—2028	1,193,918	(332,624)	861,294
Promacta	2025—2027	776,555	—	776,555
Crysvita	2033—2038 (e)	321,234	—	321,234
Other	2019—2039	1,768,929	(464,005)	1,304,924

Total		$12,163,030	$(868,418)	$11,294,612

a)

Dates shown represent management’s estimates of when a royalty will substantially end, which may depend on patent expiration dates (which may include patent term extensions) or other factors and may vary by geography. Royalty expiration dates can change due to patent, regulatory, commercial or other developments. There can be no assurances that our royalties will expire when expected.

b)	Royalty is perpetual; year shown represents Trikafta expected patent expiration and potential sales decline based on generic entry.
c)

Under terms of the agreement, RPIFT acquired a perpetual royalty on net sales of Tysabri. Management has applied an end date of 2031 for purposes of accreting income over the royalty term, which is periodically reviewed.

d)

The Vertex triple combination therapy, Trikafta, was approved by the FDA in October 2019. Sell-side equity research analysts’ consensus forecasts increased due to expected sales of the newly approved cystic fibrosis franchise product and resulted in a reversal of the entire cumulative allowance for changes in expected cash flows in the fourth quarter of 2019 related to this financial royalty asset.

e)	As of December 31, 2019, the timing of when we expected to reach the royalty cap of 2.5 times our purchase price was 2032.